Other income	6 Months Ended
Jun. 30, 2025
Other Income [Line Items]
Other income
Note 6

Other income

Other income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
4 (13)
2
(2) (9)
2
(2)
Net gains / (losses) from disposals of investments in associates and joint ventures
0 3 0 3 0
Share of net profit / (loss) of associates and joint ventures 21 136
3
24 157
3
39
Total 25 126 22 150 37
Income from properties
4
8 3 7 10 11
Net gains / (losses) from properties held for sale (35) 8 0 (28) 0
Income from shared services provided to UBS Group AG or its subsidiaries 154 167 215 322 384
Other (1) (22) 63 (23) 83
Total other income 150 281 306 432 515
1

Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.

2 Includes a loss of USD
11 m recognized upon completion of the sale
of Select Portfolio Servicing, the US mortgage servicing business of Credit Suisse, which was managed in Non-core and Legacy.

Refer to “Note 29 Changes in organization and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS AG Annual

Report 2024 for more information.

3 Includes a gain of USD
64 m related to UBS AG’s share of income recorded by Swisscard for the sale of the Credit Suisse card portfolios to UBS AG. Refer to “Note 29 Changes in organization and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS AG Annual Report 2024 for more information.

4 Includes rent received from third parties.